Shareholder Report, Average Annual Return (Details)	3 Months Ended	9 Months Ended	12 Months Ended											27 Months Ended	45 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Sep. 09, 2020	Feb. 28, 2022	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name			May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent			32.27%													11.03%		6.69%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES
Average Annual Return [Line Items]
Line Graph and Table Measure Name	09/09/20		May-2024	May-2023	May-2022	May-2021
Average Annual Return, Percent			18.54%												(2.62%)
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES
Average Annual Return [Line Items]
Line Graph and Table Measure Name		02/28/22	May-2024	May-2023	May-2022
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name			May-2024	May-2023	May-2022	May-2021	May-2020	May-2019					8/6/2018
Average Annual Return, Percent			19.59%													9.81%	8.21%
Institutional Class [Default Label]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent			32.55%													11.30%		6.95%
Wavelength Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent			5.95%													2.16%		2.14%
S P 500 Value Index [Member] | Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent			24.03%													13.79%		10.19%
S P 500 Value Index [Member] | EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES
Average Annual Return [Line Items]
Average Annual Return, Percent			28.19%												14.31%
S P 500 Value Index [Member] | Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent			24.03%													13.79%	11.11%
S P 500 Value Index [Member] | Institutional Class [Default Label]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.03%													13.79%		10.19%
Without Sales Load [Member] | EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES
Average Annual Return [Line Items]
Average Annual Return, Percent			18.27%											(1.94%)
M S C I World Index [Member] | Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent			24.92%													12.76%		9.13%
M S C I World Index [Member] | Institutional Class [Default Label]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.92%													12.76%		9.13%
With Sale Load [Member] | EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES
Average Annual Return [Line Items]
Average Annual Return, Percent			11.48%											(4.48%)
S P 500 Index [Member] | EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES
Average Annual Return [Line Items]
Average Annual Return, Percent			28.19%											10.47%
S P 500 Index [Member] | Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent			28.19%													15.80%	13.20%
S P 1000 Value Index [Member] | Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent			19.41%													11.09%	7.14%
Bloomberg U S Aggregate Bond Index [Member] | Wavelength Fund
Average Annual Return [Line Items]
Average Annual Return, Percent			1.31%													(0.17%)		1.26%
S P B G Cantor 03 Month U S Treasury Bill Index [Member] | Wavelength Fund
Average Annual Return [Line Items]
Average Annual Return, Percent			5.53%													2.13%		1.46%